Subsequent Events	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
11.	Subsequent Events
Subsequent events have been evaluated through April 12, 2023.
15.	Subsequent Events
Effective as of April 3, 2025, the Company effected a 1-for-6 reverse stock split of its shares of common stock (Note 1).